Other assets (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Other assets.
Prepaid expenses	[1]	R$ 29,743	R$ 13,221
Rental security deposits		2,471	1,402
Suppliers’ advances		162	673
Other		592	72
Total		32,968	15,368
Current		29,994	12,874
Non-current		2,974	2,494
Total		R$ 32,968	R$ 15,368

[1]	Prepaid expenses are mostly comprised of prepaid insurance, mainly related to directors and officers liability insurance, consulting, software support prepayments.